Legal Claim	12 Months Ended
Dec. 31, 2021
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Legal Claim
21	Legal Claim
As of December 31, 2021 and 2020, the Entity is not aware of disputes classified as probable chance of loss.
Find below the disputes classified as possible chance of loss segregated into labor, tax and civil.

	12/31/2021	12/31/2020

Tax	18,753	22,234
Civil	—	—
Labor	1,817	1,883

Total	20,570	24,117

Tax Claims
Vinci Gestora is a party to a tax administrative proceeding in course arising from the payment of social security contributions (employer’s portion and Work Accident Insurance (SAT) in 2011, charged on amounts paid by virtue of quota of profits and results, totaling R$ 3,235.
On March 21, 2018, the Brazilian federal revenue opened an act of infraction against Vinci Equities for the collection of open debts of IRPJ, CSLL, PIS and COFINS in the amount of R$ 15,518 for the calendar year of 2013.